CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 3,003,242		¥ 1,893,032	¥ 1,233,974	$ 411,442
Restricted cash	77,353		519,207	433,895	10,597
Total cash, cash equivalents, and restricted cash	3,080,595		2,412,239	1,667,869	$ 422,039
Supplemental disclosure for cash flow information
Cash paid for interest			807	10,621
Cash paid for income tax	46	$ 6		171
Supplemental disclosure of non-cash investing and financing activities:
Payables related to property and equipment	¥ 375	$ 51	274	1,799
Intangible assets acquired from JD investments (Note 6)			¥ 249,000	¥ 1,605,839